Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
NOTE 8: PROPERTY, PLANT AND EQUIPMENT

(€’000)	Property	Equipment	Furniture	Leasehold	Total
Capitalized costs
At January 1, 2019	—	3 947	329	4 195	8 470
Additions	2 810	648	37	167	3 662
Disposals	—	(496)	(59)	(172)	(728)
Currency translation adjustments	—	0	—	4	4

At December 31, 2019	—	—	—	—	—
Additions	191	670	10	56	926
Disposals	—	(932)	(67)	(372)	(1 371)
Currency translation adjustments	—	(1)	—	(17)	(18)
Transfer	—	(271)	—	171	(100)

At December 31, 2020	3 001	3 563	249	4 032	10 845

Accumulated depreciation:
At January 1, 2019	—	(2 751)	(211)	(2 494)	(5 456)
Depreciation charge	(399)	(711)	(54)	(455)	(1 619)
Disposals	—	496	59	172	728
Currency translation adjustments	—	(0)	—	(1)	(1)

At December 31, 2019	(399)	(2 967)	(205)	(2 776)	(6 347)
Depreciation charge	(428)	(691)	(46)	(470)	(1 635)
Disposals	—	760	38	352	1 150
Currency translation adjustments	—	1	—	4	5
Transfer	—	271	—	(171)	100

At December 31, 2020	(827)	(2 625)	(214)	(3 061)	(6 727)

Net book value
Capitalized costs	2 810	4 099	307	4 193	11 409
Accumulated depreciation	(399)	(2 967)	(205)	(2 776)	(6 347)
At December 31, 2019	2 411	1 132	101	1 417	5 061

Capitalized costs	3 001	3 563	250	4 032	10 846
Accumulated depreciation	(827)	(2 625)	(214)	(3 061)	(6 727)

At December 31, 2020	2 174	938	36	970	4 119

Property, Plant and Equipment is mainly composed of right-of-use on leased offices, facilities and equipment

(including vehicles), office furniture, leasehold improvements, and laboratory equipment.
The variance on the total tangible assets as of December 31, 2020 resulted primarily in new leased assets compensated by yearly depreciation.
The additions for the period amounting €0.9 million are mainly driven by the renewal of leased buildings relating to the Group’s R&D and manufacturing facilities for €0.2 million and new leased laboratories equipment for €0.5 million, see note 29
Leases.
At December 31, 2019, the variance on the total tangible assets resulted primarily from the capitalization of leases as a right-of-use on leased buildings (mainly relating to the Group’s headquarter offices as well as R&D and manufacturing facilities) and equipment (including vehicles) under IFRS 16
Leases
as from January 1, 2019. The total additions for the year ended December 31, 2019 related to the IFRS 16 adoption reached a total amount of €3.2 million.
Some leases relate to contracts with financial institutions and relate to laboratory and office equipment. All such leases have a maturity of three years. A key common feature is that they include a bargain option to purchase the leased asset at the end of the three-year-lease term. The total of future minimum lease payments at the end of the reporting period, and their present value reported on the statement of financial position, are similar amounts.